Long Term Interest-Bearing Bank Deposits (Details) - Schedule of Long Term Interest-Bearing Bank Deposits (Parentheticals)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Long Term Interest Bearing Bank Deposits [Abstract]
Annual average interest rates	4.22%	4.22%